Supplement to the
Fidelity Income Replacement 2016 Fund℠, Fidelity Income Replacement 2018 Fund℠, Fidelity Income Replacement 2020 Fund℠, Fidelity Income Replacement 2022 Fund℠, Fidelity Income Replacement 2024 Fund℠, Fidelity Income Replacement 2026 Fund℠, Fidelity Income Replacement 2028 Fund℠, Fidelity Income Replacement 2030 Fund℠, Fidelity Income Replacement 2032 Fund℠, Fidelity Income Replacement 2034 Fund℠, Fidelity Income Replacement 2036 Fund℠, Fidelity Income Replacement 2038 Fund℠, Fidelity Income Replacement 2040 Fund℠ and Fidelity Income Replacement 2042 Fund℠
September 29, 2016
Prospectus

On September 15, 2016, the Board of Trustees approved a plan of liquidation for Fidelity Income Replacement 2016 Fund℠. The fund is expected to liquidate on or about January 27, 2017. For shareholders in taxable accounts, any realized gains as a result of the liquidation may be subject to taxes.

Effective after the close of business on October 31, 2016, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund's liquidation.

RW-16-01 1.855566.109	September 29, 2016

Supplement to the
Fidelity Income Replacement 2016 Fund℠, Fidelity Income Replacement 2018 Fund℠, Fidelity Income Replacement 2020 Fund℠, Fidelity Income Replacement 2022 Fund℠, Fidelity Income Replacement 2024 Fund℠, Fidelity Income Replacement 2026 Fund℠, Fidelity Income Replacement 2028 Fund℠, Fidelity Income Replacement 2030 Fund℠, Fidelity Income Replacement 2032 Fund℠, Fidelity Income Replacement 2034 Fund℠, Fidelity Income Replacement 2036 Fund℠, Fidelity Income Replacement 2038 Fund℠, Fidelity Income Replacement 2040 Fund℠ and Fidelity Income Replacement 2042 Fund℠
Class A, Class T, Class C and Class I
September 29, 2016
Prospectus

On September 15, 2016, the Board of Trustees approved a plan of liquidation for Fidelity Advisor Income Replacement 2016 Fund℠. The fund is expected to liquidate on or about January 27, 2017. For shareholders in taxable accounts, any realized gains as a result of the liquidation may be subject to taxes.

ARW-16-01 1.856010.117	September 29, 2016